Temporary Equity and Stockholders' Deficiency - Schedule of Fair Value Assumptions of Stock Option (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Risk free interest rate	2.43%		2.96%	2.06%
Risk free interest rate, minimum		2.56%
Risk free interest rate, maximum		2.96%
Expected volatility	52.00%	44.00%	43.53%	42.30%
Expected dividends	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Expected term (years)	3 years 7 months 6 days	3 years 7 months 6 days	3 years 7 months 6 days	3 years 6 months
Maximum [Member]
Expected term (years)	5 years	5 years	5 years	4 years 6 months